Quarterly Holdings Report
for
Fidelity Advisor Freedom® Income Fund
December 31, 2024
AFF-NPRT3-0325
1.811329.120
Bond Funds - 67.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,950,080	47,817,774
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	15,003	110,572
Fidelity Series Emerging Markets Debt Fund (b)	154,066	1,217,122
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	43,227	369,587
Fidelity Series Floating Rate High Income Fund (b)	25,325	227,923
Fidelity Series High Income Fund (b)	145,391	1,251,818
Fidelity Series International Credit Fund (b)	30,868	254,662
Fidelity Series International Developed Markets Bond Index Fund (b)	1,276,140	11,076,897
Fidelity Series Investment Grade Bond Fund (b)	8,857,553	87,512,623
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,078,022	5,724,296
Fidelity Series Real Estate Income Fund (b)	23,501	230,776
TOTAL BOND FUNDS (Cost $167,705,600)		155,794,050

Domestic Equity Funds - 11.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	245,034	3,898,491
Fidelity Advisor Series Growth Opportunities Fund (b)	165,521	2,739,373
Fidelity Advisor Series Small Cap Fund (b)	74,325	833,184
Fidelity Series All-Sector Equity Fund (b)	139,539	1,747,034
Fidelity Series Commodity Strategy Fund (b)	5,346	460,580
Fidelity Series Intrinsic Opportunities Fund (b)	18,231	193,791
Fidelity Series Large Cap Stock Fund (b)	227,361	5,217,924
Fidelity Series Large Cap Value Index Fund (b)	30,216	492,828
Fidelity Series Opportunistic Insights Fund (b)	138,795	3,357,457
Fidelity Series Small Cap Core Fund (b)	12,117	147,951
Fidelity Series Small Cap Discovery Fund (b)	18,096	196,885
Fidelity Series Small Cap Opportunities Fund (b)	71,633	1,047,988
Fidelity Series Stock Selector Large Cap Value Fund (b)	221,318	3,032,052
Fidelity Series Value Discovery Fund (b)	200,938	3,114,544
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,783,733)		26,480,082

International Equity Funds - 10.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	89,492	1,403,239
Fidelity Series Emerging Markets Fund (b)	209,556	1,818,944
Fidelity Series Emerging Markets Opportunities Fund (b)	400,999	7,346,308
Fidelity Series International Growth Fund (b)	204,591	3,566,021
Fidelity Series International Small Cap Fund (b)	193,914	3,141,408
Fidelity Series International Value Fund (b)	301,555	3,594,531
Fidelity Series Overseas Fund (b)	267,307	3,592,606
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,315,936)		24,463,057

Short-Term Funds - 2.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $4,474,686)	452,692	4,517,865

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.58	20,000	19,967
US Treasury Bills 0% 1/2/2025	4.52	20,000	20,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	350,000	349,133
US Treasury Bills 0% 1/30/2025 (d)	4.45	250,000	249,177
TOTAL U.S. TREASURY OBLIGATIONS (Cost $638,112)			638,277

Money Market Funds - 8.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	219,623	219,667
Fidelity Series Government Money Market Fund (b)(f)	4.58	18,628,871	18,628,872
TOTAL MONEY MARKET FUNDS (Cost $18,848,539)			18,848,539

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $227,766,606)	230,741,870
NET OTHER ASSETS (LIABILITIES) - 0.0%	52,232
NET ASSETS - 100.0%	230,794,102

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	17	Mar 2025	1,927,375	(63,841)	(63,841)
ICE MSCI Emerging Markets Index Contracts (United States)	54	Mar 2025	2,899,260	(100,301)	(100,301)

TOTAL EQUITY CONTRACTS					(164,142)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	58	Mar 2025	6,307,500	(55,047)	(55,047)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	10	Mar 2025	1,063,047	(4,154)	(4,154)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	19	Mar 2025	2,163,031	(50,532)	(50,532)

TOTAL INTEREST RATE CONTRACTS					(109,733)

TOTAL PURCHASED					(273,875)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	14	Mar 2025	4,155,025	134,892	134,892

TOTAL FUTURES CONTRACTS					(138,983)
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $618,277.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	188,974	3,868,202	3,837,502	11,728	(7)	-	219,667	219,623	0.0%
Total	188,974	3,868,202	3,837,502	11,728	(7)	-	219,667	219,623

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	2,215,270	2,366,979	713,316	884,010	19,470	10,088	3,898,491	245,034
Fidelity Advisor Series Growth Opportunities Fund	1,559,983	1,248,814	598,226	230,382	31,665	497,137	2,739,373	165,521
Fidelity Advisor Series Small Cap Fund	760,233	526,904	435,911	184,167	33,807	(51,848)	833,185	74,325
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	33,781,641	23,696,666	9,519,316	1,359,528	(154,055)	12,838	47,817,774	4,950,080
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	83,566	54,022	20,598	4,051	(1,636)	(4,782)	110,572	15,003
Fidelity Series All-Sector Equity Fund	730,231	1,109,348	233,130	113,444	8,281	132,304	1,747,034	139,539
Fidelity Series Canada Fund	1,114,687	534,668	566,173	41,829	154,685	165,372	1,403,239	89,492
Fidelity Series Commodity Strategy Fund	1,122,494	1,316,637	1,721,133	58,564	(731,440)	474,022	460,580	5,346
Fidelity Series Emerging Markets Debt Fund	886,357	609,150	226,283	48,889	(31,343)	(20,759)	1,217,122	154,066
Fidelity Series Emerging Markets Debt Local Currency Fund	286,879	192,829	76,364	17,106	(6,782)	(26,975)	369,587	43,227
Fidelity Series Emerging Markets Fund	1,834,552	986,230	1,105,955	50,919	60,333	43,784	1,818,944	209,556
Fidelity Series Emerging Markets Opportunities Fund	7,363,645	3,384,636	4,805,430	150,766	911,785	491,671	7,346,307	400,999
Fidelity Series Floating Rate High Income Fund	162,872	107,832	41,164	14,946	(663)	(954)	227,923	25,325
Fidelity Series Government Money Market Fund	13,462,388	9,555,286	4,388,803	706,799	-	-	18,628,871	18,628,871
Fidelity Series High Income Fund	915,852	622,578	264,222	62,032	(18,680)	(3,710)	1,251,818	145,391
Fidelity Series International Credit Fund	124,403	153,219	1,790	10,368	165	(21,335)	254,662	30,868
Fidelity Series International Developed Markets Bond Index Fund	6,533,165	6,609,335	1,690,666	332,379	(99,550)	(275,387)	11,076,897	1,276,140
Fidelity Series International Growth Fund	3,148,157	1,361,120	1,596,124	147,963	602,816	50,052	3,566,021	204,591
Fidelity Series International Small Cap Fund	2,525,810	1,321,293	866,392	294,276	152,977	7,720	3,141,408	193,914
Fidelity Series International Value Fund	3,163,165	1,555,644	1,545,757	162,215	434,855	(13,376)	3,594,531	301,555
Fidelity Series Intrinsic Opportunities Fund	-	205,016	-	3,906	-	(11,225)	193,791	18,231
Fidelity Series Investment Grade Bond Fund	65,072,621	42,751,755	17,486,060	2,837,954	(1,042,995)	(1,782,698)	87,512,623	8,857,553
Fidelity Series Large Cap Stock Fund	2,974,462	2,231,400	957,596	387,108	37,737	931,923	5,217,926	227,361
Fidelity Series Large Cap Value Index Fund	287,361	241,392	96,863	14,750	4,799	56,139	492,828	30,216
Fidelity Series Long-Term Treasury Bond Index Fund	5,629,491	3,910,592	2,546,294	164,779	(1,127,961)	(141,532)	5,724,296	1,078,022
Fidelity Series Opportunistic Insights Fund	1,754,944	1,477,877	543,967	211,692	16,220	652,383	3,357,457	138,795
Fidelity Series Overseas Fund	3,156,580	1,514,180	1,529,117	79,799	391,052	59,911	3,592,606	267,307
Fidelity Series Real Estate Income Fund	164,864	105,517	42,964	11,321	54	3,305	230,776	23,501
Fidelity Series Short-Term Credit Fund	3,528,626	1,939,035	1,007,691	139,016	2,760	55,135	4,517,865	452,692
Fidelity Series Small Cap Core Fund	51,034	127,275	34,111	1,716	207	3,546	147,951	12,117
Fidelity Series Small Cap Discovery Fund	-	208,839	-	3,706	-	(11,954)	196,885	18,096
Fidelity Series Small Cap Opportunities Fund	964,012	544,056	703,165	127,735	131,166	111,919	1,047,988	71,633
Fidelity Series Stock Selector Large Cap Value Fund	1,729,173	1,903,533	728,501	280,662	32,913	94,934	3,032,052	221,318
Fidelity Series Value Discovery Fund	1,771,600	1,884,273	738,199	121,709	24,868	172,001	3,114,543	200,938
	168,860,118	116,357,930	56,831,281	9,260,486	(162,490)	1,659,649	229,883,926	38,916,623

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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